Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In August 2024, the Board adopted a Policy and Procedures for the Granting of Equity-Based Awards (the “Equity Grant Policy”). Among other things, the Equity Grant Policy provides that equity-based awards (including RSUs) issued to officers and employees are granted during open trading windows to minimize the risk of grant decisions being made when in possession of material, non-public information. Generally, (i) annual grants of equity-based awards are made on the date on which the Board approves the CEO annual award grants (which is typically the date of the Board meeting held in the first quarter) and (ii) new hire grants of equity-based awards are made on the opening date of the next quarterly trading window.

Award Timing Method	Generally, (i) annual grants of equity-based awards are made on the date on which the Board approves the CEO annual award grants (which is typically the date of the Board meeting held in the first quarter) and (ii) new hire grants of equity-based awards are made on the opening date of the next quarterly trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Among other things, the Equity Grant Policy provides that equity-based awards (including RSUs) issued to officers and employees are granted during open trading windows to minimize the risk of grant decisions being made when in possession of material, non-public information
MNPI Disclosure Timed for Compensation Value	true